MAJOR CUSTOMERS (Details) ¥ in Thousands	6 Months Ended
	Jun. 30, 2020 CNY (¥) customer	Jun. 30, 2019 CNY (¥)
Revenue
Revenue	¥ 2,582,623	¥ 1,877,030
Revenues | Customer concentration
Revenue
Number of contracting customers generated over 10% of the Company's total revenues | customer	3
Revenues | Customer concentration | Customer A
Revenue
Revenue	¥ 670,730
Revenues | Customer concentration | Customer B
Revenue
Revenue	416,396
Revenues | Customer concentration | Customer C
Revenue
Revenue	¥ 270,071